UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4627

Name of Registrant:	Vanguard Convertible Securities Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1:	Schedule of Investments

Vanguard Convertible Securities Fund
Schedule of Investments
February 28, 2007

	Face Amount ($000)	Market Value ($000)

Convertible Bonds (90.1%)

Consumer Discretionary (6.8%)
Eastman Kodak Corp.
3.375%, 10/15/2033	9,610	9,766
Ford Motor Co.
4.250%, 12/15/2036	9,010	10,057
General Motors Corp.
6.250%, 7/15/2033	600†	13,941
Scientific Games Corp.
[1] 0.750%, 12/1/2024	2,870	3,505
Sirius Satellite Radio Inc.
3.250%, 10/15/2011	4,700	4,688
The Interpublic Group of Companies, Inc.
4.500%, 3/15/2023	6,360	7,648
United Auto Group, Inc.
3.500%, 4/1/2026	550	606

		50,211

Consumer Staples (1.1%)
Archer-Daniels-Midland Co.
[1] 0.875%, 2/15/2014	8,025	8,055

Energy (4.8%)
Cameron International Corp.
^ 2.500%, 6/15/2026	16,845	18,572
Goodrich Petroleum Corp.
[1] 3.250%, 12/1/2026	1,365	1,292
McMoRan Exploration Co.
[1] 5.250%, 10/6/2011	4,920	5,080
5.250%, 10/6/2011	405	418
Oil States International, Inc.
2.375%, 7/1/2025	1,775	2,088
Peabody Energy Corp.
4.750%, 12/15/2066	7,365	7,264
Superior Energy Services, Inc.
[1] 1.500%, 12/15/2026	1,220	1,170

		35,884

Financials (0.6%)
CapitalSource Inc.
3.500%, 7/15/2034	2,950	3,359
Fairfax Financial Holdings Ltd.
5.000%, 7/15/2023	860	875

		4,234

Health Care (28.7%)
Allergan, Inc.
1.500%, 4/1/2026	3,925	4,111
[1] 1.500%, 4/1/2026	10,665	11,172
American Medical Systems Holdings, Inc.
3.250%, 7/1/2036	7,875	9,775
Amgen Inc.
[1] 0.125%, 2/1/2011	7,115	6,885
^ 0.125%, 2/1/2011	2,550	2,467
China Medical Technologies, Inc.
[1] 3.500%, 11/15/2011	3,230	3,436
Conceptus Inc.
2.250%, 2/15/2027	3,880	3,783
Cytyc Corp.
2.250%, 3/15/2024	8,360	9,374
First Horizon Pharmaceutical Corp.
1.750%, 3/8/2024	7,360	8,188
Fisher Scientific International Inc.
3.250%, 3/1/2011	10,070	13,167
Five Star Quality Care Inc.
[1] 3.750%, 10/15/2026	5,500	6,023
Genzyme Corp.
1.250%, 12/1/2008	14,380	14,901
Gilead Sciences Inc.
0.500%, 5/1/2011	675	736
[1] 0.500%, 5/1/2011	19,495	21,274
Invitrogen Corp.
^ 2.000%, 8/1/2023	5,675	6,072
Kyphon Inc.
[1] 1.000%, 2/1/2012	3,665	3,656
Manor Care, Inc.
[1] 2.125%, 8/1/2035	11,920	14,960
2.125%, 8/1/2035	515	646
2.000%, 6/1/2036	240	280
MedImmune Inc.
1 1.375%, 7/15/2011	1,130	1,280
1.375%, 7/15/2011	1,730	1,959
Medarex Inc.
[1] 2.250%, 5/15/2011	3,645	4,451
2.250%, 5/15/2011	1,465	1,789
Medicis Pharmaceutical Corp.
1.500%, 6/4/2033	9,570	10,192
Medtronic Inc.
[1] 1.500%, 4/15/2011	960	996
Regeneron Pharmaceutical, Inc.
5.500%, 10/17/2008	4,105	4,279
Teva Pharmaceutical Finance LLC
0.500%, 2/1/2024	8,435	8,909
Teva Pharmaceutical Financial
0.250%, 2/1/2026	5,350	5,203
Thoratec Corp.
1.379%, 5/16/2034	12,105	8,443
Tizetto Group
2.750%, 10/1/2025	5,805	7,503
Wyeth
5.109%, 1/15/2024	16,375	17,387

		213,297

Industrials (14.6%)
AAR Corp.
1.750%, 2/1/2026	2,745	3,208
Alliant Techsystems Inc.
[1] 2.750%, 9/15/2011	6,830	7,351
2.750%, 2/15/2024	3,000	3,525
Covanta Holding Corp.
1.000%, 2/1/2027	11,065	11,024
DRS Technologies Inc.
[1] 2.000%, 2/1/2026	9,460	10,099
General Cable Corp.
0.875%, 11/15/2013	6,490	7,520
Jetblue Airways
3.750%, 3/15/2035	4,700	4,841
L-3 Communications Corp.
3.000%, 8/1/2035	16,872	18,011
Suntech Power Holdings
[1] 0.250%, 2/15/2012	1,335	1,363
Trinity Industries Inc.
3.875%, 6/1/2036	5,070	5,653
Triumph Group
[1] 2.625%, 10/1/2026	6,620	7,745
UAL Corp.
5.000%, 2/1/2021	10,950	12,335
WESCO International, Inc.
[1] 1.750%, 11/15/2026	5,790	5,862
Waste Connections Inc.
^ 3.750%, 4/1/2026	2,280	2,468
[1] 3.750%, 4/1/2026	7,280	7,881

		108,886

Information Technology (31.3%)
Andrew Corp.
3.250%, 8/15/2013	14,540	14,667
Anixter International Inc.
[1] 1.000%, 2/15/2013	7,605	8,499
Arris Group, Inc.
2.000%, 11/15/2026	9,260	9,998
Cadence Design
[1] 1.375%, 12/15/2011	13,395	14,634
Ciena Corp.
0.250%, 5/1/2013	18,525	18,108
Coherent, Inc.
2.750%, 3/1/2011	85	89
[1] 2.750%, 3/1/2011	8,355	8,731
EMC Corp.
^ 1.750%, 12/1/2011	3,220	3,486
[1] 1.750%, 12/1/2011	17,000	18,403
Electronic Data Systems
3.875%, 7/15/2023	6,855	7,266
Euronet Worldwide, Inc.
1.625%, 12/15/2024	10,945	11,410
FEI Co.
^[1] 2.875%, 6/1/2013	3,150	4,221
2.875%, 6/1/2013	2,165	2,901
Flextronics International Ltd.
1.000%, 8/1/2010	11,155	10,653
Hutchinson Technology Inc.
3.250%, 1/15/2026	770	709
Itron Inc.
2.500%, 8/1/2026	12,350	14,774
Kemet Corp.
[1] 2.250%, 11/15/2026	2,420	2,514
LSI Logic
4.000%, 5/15/2010	20,170	21,456
Macrovision Corp.
[1] 2.625%, 8/15/2011	7,750	8,612
Magma Design Automation Inc.
0.000%, 5/15/2008	4,030	3,823
Maxtor Corp.
6.800%, 4/30/2010	3,330	3,746
Newport Corp.
[1] 2.500%, 2/15/2012	4,565	4,599
Powerwave Technologies Inc.
1.875%, 11/15/2024	5,450	4,694
RF Micro. Devices Inc.
1.500%, 7/1/2010	12,730	14,655
Sunpower Corp.
1.250%, 2/15/2027	3,550	3,586
Sybase Inc.
1.750%, 2/22/2025	4,715	5,298
Symantec Corp.
[1] 0.750%, 6/15/2011	1,420	1,512
Symmetricom Inc.
3.250%, 6/15/2025	3,375	3,383
Xilinx Inc.
[1] 3.125%, 3/15/2037	6,010	6,010

		232,437

Telecommunication Services (2.2%)
FiberTower Corp.
[1] 9.000%, 11/15/2012	5,545	6,356
Level 3 Communications, Inc.
2.875%, 7/15/2010	8,490	9,806

		16,162

Total Convertible Bonds
(Cost $641,500)		669,166

	Shares

Convertible Preferred Stocks (7.9%)

Consumer Staples (1.0%)
Bunge Ltd.
* 4.875% Cvt. Pfd.	63,800	7,170

Energy (3.2%)
Bristow Group
5.500% Cvt. Pfd.	90,500	4,559
Chesapeake Energy Corp.
5.000% Cvt. Pfd.	31,000	3,309
[1] 5.000% Cvt. Pfd.	147,400	15,735

		23,603

Financials (1.6%)
Aspen Insurance Holdings, Ltd.
5.625% Cvt. Pfd.	154,900	8,655
Travelers Property Casualty Corp.
4.500% Cvt. Pfd.	109,225	2,803

		11,458

Health Care (0.2%)
Quadramed Corp.
* 5.500% Div. Cvt. Pfd.	65,600	1,804

Materials (0.9%)
Celanese Corp. Series
4.250% Cvt. Pfd.	177,700	6,819

Utilities (1.0%)
NRG Energy, Inc.
5.750% Cvt. Pfd.	25,200	7,658

Total Convertible Preferred Stocks
(Cost $52,032)		58,512

Temporary Cash Investment (2.5%)

[2] Vanguard Market Liquidity Fund, 5.282%
(Cost $19,058)	19,058,216	19,058

Total Investments (100.5%)
(Cost $712,590)		746,736

Other Assets and Liabilities—Net (-0.5%)		(4,019)

Net Assets (100%)		742,717

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
†	Represents shares in thousands.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28,2007, the aggregate value of these securities was $233,362,000, representing 31.4% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2007, the cost of investment securities for tax purposes was $712,590,000. Net unrealized appreciation of investment securities for tax purposes was $34,146,000, consisting of unrealized gains of $41,242,000 on securities that had risen in value since their purchase and $7,096,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 20, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.